SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Deferred tax assets:
Net Operating Loss	$ 544,191		$ 129,220
Startup/organizational costs		327,760		241,940
Total deferred tax asset	697,058	327,760	366,055	241,940
Valuation allowance	(573,687)	(327,760)	(163,554)	(241,940)
Deferred tax asset, net of allowance
Receivable from related party	1,020
Inventory	6,766
Deferred Revenue			3,082
Lease Liability	126,336		202,209
Accrued Commission	18,745		31,544
Total deferred tax assets	697,058	327,760	366,055	241,940
Deferred tax liabilities:
Prepaid commissions			(1,505)
Right-of-Use Assets	(123,371)		(200,996)
Total deferred tax liabilities	123,371		202,501
Deferred tax assets / (liabilities), net	573,687		163,554
Less valuation allowance	573,687	327,760	163,554	241,940
Deferred tax asset c/f